CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash	$ 7,575	$ 9,278
Denominated In U S Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash	3,469	1,218
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	2,230	6,270
Denominated In Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 1,876	$ 1,790